Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 42,894	$ 45,704	$ 52,526
Cost of sales	34,903	37,308	43,378
Gross margin	7,991	8,396	9,148
Engineering, selling & administrative	8,137	8,033	7,771
Operating (loss) earnings	(146)	363	1,377
Other expense (income):
Interest	120	184	213
Joint Venture income	0	0	(1)
Other (income) expense	0	(5)	170
(Loss) earnings before income tax	(266)	184	995
Income tax (benefit) expense	(294)	(6)	(102)
Net earnings	$ 28	$ 190	$ 1,097
Basic net earnings per common share (in Dollars per share)	$ 0.00	$ 0.02	$ 0.10
Diluted net earnings per common share (in Dollars per share)	$ 0.00	$ 0.02	$ 0.10
Basic common weighted shares outstanding (in Shares)	11,591,681	11,532,134	11,484,777
Diluted common weighted shares outstanding (in Shares)	11,598,536	11,538,923	11,484,777